Staff costs and Directors Remuneration (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Number	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($) Number
Disclosure of Staff costs and Directors Remuneration [Line Items]
Number of employees at year end | Number	405	345	352
Wages and salaries	$ 44,891	$ 36,059	$ 40,574
Share-based payments (Note 30)	4,075	3,367	8,223
Social security charges	5,364	3,792	6,197
Director’s fees and allowance	3,458	2,088	1,238
Employee benefits expense	57,788	45,306	56,232
Salaries and fees	9,674	7,337	6,549
Share-based payments	2,322	1,211	6,544
Other benefits in kind	287	112	167
Key Management Personnel Compensation	12,283	8,660	13,260
Production and operating costs [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	15,474	11,481	18,562
Geological and geophysical expenses [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	11,026	10,439	11,336
Administrative expenses [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	$ 31,288	$ 23,386	$ 26,334